Research and development costs	9 Months Ended
Sep. 30, 2020
Research and development costs
Research and Development Costs

12. Research and development costs

Research and development costs amount to € 8,304,000 for the three month period ended September 30, 2020 (2019: € 11,074,000)  and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.